Business Combinations - Summary of Allocation of Total Purchase Price (Details) - USD ($) $ in Thousands	Sep. 30, 2024	May 01, 2024
Business Acquisition [Line Items]
Goodwill	$ 9,277
DataSense LLC
Business Acquisition [Line Items]
Cash		$ 363
Intangible assets - developed technology		3,300
Prepaid expenses and other current assets		20
Goodwill		9,277
Other accrued expenses and current liabilities		(2,451)
Total consideration		$ 10,509